Operating context, presentation of consolidated financial statements and other information (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of effects of adoption in total assets liabilities and equity

12/31/2023
Effects on Assets	15,395
Tax Assets	15,395
Effects on Liabilities	38,488
Other Obligations (a)	38,488
Effects on comprehensive income	(27,931)
Other comprehensive results	(27,931)
Effects on the result	4,839

(a) The impact is included in the balance presented in “Liabilities under insurance contracts” disclosed in note 24.